TYPE                    13F-HR
PERIOD                  12/31/2012
FILER
	CIK             0001103887
	CCC            	6$xtnrnj
SROS                    NONE
SUBMISSION-CONTACT
	NAME            Jennifer Nam
	PHONE           212-297-2950

			UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
			WASHINGTON D.C. 20549


			FORM 13F
		FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: Dec 31, 2012
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one) : [   ] is a restatement
				  [   ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:           NWI Management, LP
Address:        623 fifth Ave, 23 FLOOR
		New York, NY 10022

13F File Number:  028-05499

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name : Jennifer W. Nam
Title: Chief Compliance Officer
Phone: 212-297-2958
Signature, Place, and Date of Signing:

	Jennifer Nam, New York, February 14, 2013

Report Type (Check only one):

[X]     13F HOLDINGS REPORT
[ ]     13F NOTICE
[ ]     13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 18 LINES

Form 13F Information Table Value Total: AMOUNT $1,934,114(thousands)


							      FORM 13F INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------
  Column 1             	Column 2    		Column 3   	Column 4          Column 5   Column 6 Column 7        Column 8
                                                        	Value     SHRS OR   SH/  PUT/ Invstmt  Other   Voting Authority (Shares)
Name of Issuer          Title of Class   	CUSIP      	(x$1000   PRN AMT  PRN  CALL  Dscretn  Mgrs    Sole     Share    None
------------------------------------------------------------------------------------------------------------------------------------
AAPPLE INC	           COM	                 37833100	42574	  80000	SH		  80000		  80000
ARCELORMITTALSALUXEMBOURG  NY REGISTRY SH	 3938L104	22783	1304100	SH		1304100		1304100
ARCELORMITTALSALUXEMBOURG  NY REGISTRY SH	 3938L904	52410	3000000		CALL	3000000		3000000
GOLDMAN SACHSGROUPINC	   COM	                 3814G104	12756	 100000	SH		 100000		 100000
ISHARES TR	           MSCI BRAZIL	        464286400	19579	 350000	SH		 350000		 350000
ISHARES TR		   MSCI BRAZIL          464286900      447520	8000000		CALL	8000000		8000000
ISHARES TR		   MSCI BRAZIL          464286950      111880	2000000		PUT	2000000		2000000
ISHARES TR		   MSCI EMERG MKT       464287234	44350	1000000	SH		1000000		1000000
ISHARES TR	           MSCI EMERG MKT	464287904      177400	4000000		CALL	4000000		4000000
ISHARES TR	           MSCI EMERG MKT	464287954	88700	2000000		PUT	2000000		2000000
ISHARES TR	           FTSE CHINA25 IDX	464287184	48741	1204962	SH		1204962		1204962
ISHARES TR	           FTSE CHINA25 IDX	464287904      546075  13500000		CALL   13500000	       13500000
ISHARES TR	           FTSE CHINA25 IDX	464287954      141575	3500000		PUT	3500000		3500000
ISHARES TR	           IBOXX INV CPBD	464287952	93350	1000000		PUT	1000000		1000000
SELECT SECTOR SPDR TR	   SBI INT-FINL	        81369Y605	54633	3333300		CALL	3333300		3333300
MARKET VECTORS ETF TR	   RUSSIA SMALLCP	57060U399	12263	 410135	SH		 410135		 410135
SILVER PRO SHARES	   PROSHARES TR II 	74347W841	 1323	  30000	SH		  30000		  30000
SPDR GOLD TRUST	           GOLD SHS	        78463V107	16202	 100000	SH		 100000		 100000
			                                      1934114				4982530


